Leases - Schedule of Estimated Useful Life of Right of Use Assets (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
International Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year	1 year
International Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	11 years	10 years
Poles | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	2 years	1 year
Poles | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	12 years	12 years
Domestic Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year	1 year
Domestic Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	10 years	10 years